Ordinary and Preferred Shares	12 Months Ended
Dec. 31, 2011
Ordinary and Preferred Shares

Note 15. Ordinary and Preferred Shares

Ordinary shares

The Company’s authorized, issued and outstanding ordinary shares consist of the following:

	December 31, 2010
	Shares Authorized	Shares Issued and Outstanding	Par value
Class A shares (“Class A shares”)	50,437,500	16,200,000	$212
Class B shares (“Class B shares”)	50,437,500	12,600,000	169
Class C shares (“Class C shares”)	11,250,000	—	—
Class E shares (“Class E shares”)	50,437,500	7,200,000	95
Ordinary shares	50,437,500	—	—

Total	213,000,000	36,000,000	$476

	December 31, 2011
	Shares Authorized	Shares Issued and Outstanding	Par value
Class A shares (“Class A shares”)	50,437,500	16,200,000	$212
Class B1 shares (“Class B1 shares”)	37,828,125	9,316,224	125
Class B2 shares (“Class B2 shares”)	12,609,375	3,283,776	44
Class C shares (“Class C shares”)	11,250,000	—	—
Class E shares (“Class E shares”)	50,437,500	7,200,000	95
Ordinary shares	50,437,500	—	—

Total	213,000,000	36,000,000	$476

In March 2009, the Company issued 26,325,000 Class A shares and 14,175,000 Class B shares to existing shareholders in exchange for cash at par value.

On October 1, 2009, the shareholders amended the Company’s Articles of Association and converted 5,850,000 Class A shares and 3,150,000 Class B shares into 9,000,000 Class D preferred shares (“Class D preferred shares”). The rights and privileges of Class D preferred shares are discussed below. The difference between the aggregate fair value of Class D preferred shares on the date of conversion and the carrying amount of ordinary shares converted amounted to $144,079 and was recorded in Additional Paid-in Capital (Distributions in Excess of Capital).

On March 11, 2011, the Company’s Articles of Association were amended to redesignate the class B shares (prior to the amendment 50,437,500 shares authorized, of which 12,600,000 shares were issued and outstanding) as class B1 shares, for which 37,828,125 shares are authorized and 9,316,224 shares were issued and outstanding, and class B2 shares, for which 12,609,375 shares are authorized and 3,283,776 shares were issued and outstanding.

The pertinent rights and privileges of holders of Class A, B, C, and E shares are as follows:

Dividend Rights. The holders of Class A, B, C and E shares are entitled to receive permitted dividends out of funds legally available when and if declared by the general meeting of shareholders pro rata to their shareholding, and subject to the approval of the Company’s supervisory board. The holders of the Class A, B, C and E shares are entitled to receive dividends out of funds legally available, also when such dividends would not constitute permitted dividends, when and if declared by the general meeting of shareholders pro rata to their shareholding including Class D preferred shares and Class A shares, and subject to the approval of the supervisory board.

Conversion Rights. The holders of Class A, B, C, and E shares have the right to convert all or any portion of the shares into an equal number of ordinary shares at any time voluntarily and automatically upon closing of a Qualified Public Offering (“IPO”) as defined in the Company’s Articles of Association. See Note 19.

Redemption Rights. Class A, B, C, and E shares have no redemption rights and are not subject to mandatory redemption.

Liquidation Rights. Class A, B, C and E shares have no liquidation preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, following the distribution of the liquidation preferences to the holders of Class D preferred shares described below, the remaining proceeds shall be distributed to the holders of Class A, B, C and E shares on a pro rata basis based on the number of ordinary shares held by each of the holders.

Voting rights. The holders of Class A, B, C and E shares are entitled to a number of votes equal to the number of ordinary shares into which each share is convertible. Dependent on minimum beneficial ownership percentages, the holders of Class A shares have the right to nominate and have appointed three Supervisory Directors (one of whom must be an independent Supervisory Director), the holders of Class B shares have the right to nominate and have appointed one Supervisory Director and the holders of Class E shares have the right to nominate and have appointed one Supervisory Director.

Class D preferred shares

On October 1, 2009, the Company issued 3,000,000 Class D preferred shares at $16.021875 per share, resulting in net cash proceeds of $47,755.

The Company recorded the Class D preferred shares at fair value on the date of issuance, net of issuance costs. The Company classifies its 12,000,000 Class D preferred shares outside of shareholders’ equity (deficit) because the shares contain certain redemption features that are not solely within the Company’s control. For the years ended December 31, 2010 and 2011, the Company did not adjust the carrying values of Class D preferred shares to the deemed redemption values of such shares since a liquidity event or liquidation of the Company was not probable at each balance sheet date. Subsequent adjustments to increase the carrying values to the ultimate redemption values will be made only when it becomes probable that such liquidity event or liquidation of the Company will occur.

The rights of holders of Class D preferred shares are as follows:

Dividend Rights. The holders of Class D preferred shares are entitled to receive cumulative dividends at the per share rate of 3.75% per annum of the original issue price out of funds legally available when and if declared by the general meeting of shareholders. Dividends shall accumulate daily in arrears whether or not such dividends are declared. As of December 31, 2010 and 2011, cumulative undeclared dividends amounted to $1,802 ($0.15 per share) and $1,802 ($0.15 per share), respectively.

The holders of Class D preferred shares are also entitled to receive permitted dividends pro rata to their shareholding, when and if declared by the general meeting of shareholders and subject to the approval of the supervisory board. The holders of Class D preferred shares are entitled to receive dividends pro rata to their shareholding out of funds legally available, also when such dividends would not constitute permitted dividends, when and if declared by the general meeting of shareholders and subject to the approval of the supervisory board.

Conversion Rights. The holders of Class D preferred shares have the right to convert all or any portion of the preferred shares into ordinary shares at any time on a 1-for-1 basis, adjusted for share splits, share dividends, combinations, recapitalizations or the like with respect to such shares and for certain anti-dilution adjustments. Class D preferred shares will be automatically converted into ordinary shares upon the closing of an IPO of the Company in which the gross cash proceeds are at least $75,000 and the Company’s value immediately prior to the offering is not less than $500,000. The conversion ratio of Class D preferred shares may also be adjusted in the event that the IPO price is less than a certain amount per share. See Note 19.

Redemption Rights. Class D preferred shares have no mandatory redemption features.

Liquidation Rights. Under the terms of the Company’s Articles of Association, holders of Class D preferred shares are entitled to receive an amount equal to $16.021875 per share (as adjusted for share splits, share dividends, combinations, recapitalizations or the like with respect to such shares), minus any prior distributions, including dividends paid, in respect of such Class D preferred shares. If the amounts available for distribution to the holders of Class D preferred shares are not sufficient to pay Class D preferred shareholders, such holders of Class D preferred shares shall share ratably in any distribution in connection with such liquidation event in proportion to the full respective preferential amounts to which they are entitled. Following distribution of the liquidation preferences to the holders of the Class D preferred shares, any remaining assets and funds of the Company shall be distributed to the holders of the Class D preferred shares and the ordinary shares on a pro rata basis on an as-if converted basis.

Liquidity rights. Upon a merger, acquisition or change of control of the Company, the holders of Class D preferred shares have rights to a liquidity amount, subject to a maximum amount, which is payable to them before any amount shall be distributed to ordinary shareholders. This liquidity rights amount is $7.966667 per share plus unpaid dividends if the liquidity event occurs on or prior October 1, 2012. The liquidity rights amount decreases to $6.958333 per share plus unpaid dividends if the liquidity event occurs between October 2, 2012 and October 1, 2013 and is $5.966667 per share plus outstanding dividends if the liquidity event occurs after October 1, 2013.

After the full payment of the liquidity rights amount to holders of Class D preferred shares in connection with the liquidity event, the remaining proceeds of such liquidity event, if any, shall be distributed among the holders of ordinary shares then outstanding, pro rata, on an as-if-converted basis.

Voting Rights. The holders of Class D preferred shares are entitled to a number of votes equal to the number of ordinary shares into which the preferred shares are convertible. The holders of the Class D preferred shares have the right to elect two Supervisory Directors (one of whom must be an independent Supervisory Director).